Interests in subsidiaries - Summary of Financial Information of Subsidiaries with Material Non-controlling Interests (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summarised Financial Information of Subsidiaries with Material Non-controlling Interests [Line Items]
Revenue	[1]	£ 25,867	£ 27,283	£ 27,655
Profit/(loss) for the year		3,181	(14,189)	6,846
– Attributable to non-controlling interests		113	178	180
Total comprehensive income		3,124	(17,563)	15,553
– Attributable to non-controlling interests		111	136	183
Summary net assets:
Non-current assets		104,605	104,530
Current assets		14,294	14,186
Non-current liabilities		50,161	50,109
Current liabilities		18,743	15,673
Total equity		49,995	52,934	75,710	£ 67,401
Net cash generated from operating activities		10,125	10,714	10,394
Net cash generated from/(used in) investing activities		1,375	(296)	(705)
Net cash used in financing activities		(10,632)	(9,314)	(8,878)
Differences on exchange		(281)	(292)	431
Increase in net cash and cash equivalents in the year		587	1,180	874
Net cash and cash equivalents at 1 January		4,517	3,337	2,463
Net cash and cash equivalents at 31 December		5,104	4,517	3,337
British American Tobacco Bangladesh Company Limited
Summarised Financial Information of Subsidiaries with Material Non-controlling Interests [Line Items]
Revenue		673	680	732
Profit/(loss) for the year		118	133	153
– Attributable to non-controlling interests		32	36	41
Total comprehensive income		94	91	132
– Attributable to non-controlling interests		25	25	36
Dividends paid and other appropriations made to non-controlling interests		(25)	(11)	(32)
Summary net assets:
Non-current assets		281	299	322
Current assets		432	437	253
Non-current liabilities		73	71	78
Current liabilities		257	284	166
Total equity		383	381	331
– Attributable to non-controlling interests		104	103	90
Net cash generated from operating activities		142	167	164
Net cash generated from/(used in) investing activities		7	(51)	(46)
Net cash used in financing activities		(76)	(41)	(147)
Differences on exchange		(4)	1	4
Increase in net cash and cash equivalents in the year		69	76	(25)
Net cash and cash equivalents at 1 January		52	(24)	1
Net cash and cash equivalents at 31 December		£ 121	£ 52	£ (24)

[1]	Revenue is net of duty, excise and other taxes of £33,818 million, £36,917 million and £38,527 million for the years ended 31 December 2024, 2023 and 2022, respectively.